Current Expected Credit Losses - Schedule of Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Beginning balance	$ 161
Allowance Recognized on Transition		151
Provision for expected credit losses	136	10
Ending balance	$ 297	$ 161